Stock-Based Compensation (Summary of Deferred Share Unit Activity) (Details) - Deferred Share Units [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance, Number	106,506	83,628
Compensation expense, Number	20,277	22,878
Cancellation, Number	(834)
Fair value adjustments, Number
Ending balance, Number	125,949	106,506
Beginning balance, Amount	$ 456	$ 746
Compensation expense, Amount	174	140
Cancellation, Amount	(9)
Fair value adjustments, Amount	785	(430)
Ending balance, Amount	$ 1,406	$ 456